Note 3 - Acquisitions (Tables)	12 Months Ended
Mar. 31, 2018
Truitt Bros. Inc. [Member]
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Purchase Price (net of cash received)	$31.8

Fair values of assets acquired and liabilities assumed:
Current assets	$22.8
Other long-term assets	1.8
Property, plant and equipment	29.6
Current liabilities	(5.1)
Deferred taxes	0.2
Other long-term liabilities	(15.7)
Bargain purchase gain	(1.8)
Total	$31.8